Consolidated Statement of Financial Position - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 48,482,015	$ 35,504,392	$ 30,518,356
Cost of revenue	(39,130,522)	(26,462,637)	(22,346,521)
Gross profit	9,351,493	9,041,755	8,171,835
Selling and marketing expenses	(11,569,386)	(8,013,933)	(5,284,152)
General and administrative expenses	(17,365,313)	(11,017,765)	(5,204,627)
Consultancy and professional fees	(2,114,707)	(6,120,494)	(231,369)
Government grants	4,318,726	2,546,360
Operating loss	(17,379,187)	(13,564,077)	(2,548,313)
Finance costs	(552,751)	(2,679,763)	(1,764,682)
Finance income	15,036	145,107	137,397
Other income	2,825,374	41,419	60,497
Share of loss of a joint venture	(283,055)	(94,210)
Fair value change of warrants liabilities	6,697,574
Recapitalization expense	(48,521,756)
Foreign exchange loss, net	(3,129,330)	(1,558,780)	(1,126,851)
Loss before tax	(60,328,095)	(17,710,304)	(5,241,952)
Income tax expense	(892,937)	(340,003)	(501,238)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(61,221,032)	(18,050,307)	(5,743,190)
Attributable to:
Equity holders of the Parent	(61,019,350)	(17,786,681)	(5,585,948)
Non-controlling interests	(201,682)	(263,626)	(157,242)
Attributable to Total	$ (61,221,032)	$ (18,050,307)	$ (5,743,190)
Basic loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (2.35)	$ (1.03)	$ (0.34)